ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)	Sep. 01, 2023 shares	Jul. 10, 2023 shares	Jun. 26, 2023 USD ($) $ / shares shares	Sep. 30, 2023 $ / shares	May 23, 2023 RM / shares	Apr. 19, 2023 $ / shares shares	Sep. 30, 2022 $ / shares	Jun. 08, 2022 $ / shares	Nov. 17, 2021	Sep. 13, 2021 $ / shares	Jul. 24, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of share, par value | RM / shares					RM 1.00
Par value of shares | $ / shares				$ 0.001125			$ 0.001125	$ 0.001125		$ 0.0001
One Eighty Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of shares			229,500,000
Par value of shares | $ / shares			$ 0.0001
Percentage of shares issued			51.00%
Number of shares issued			17,510,000
Sale of stock price per share | $ / shares			$ 0.001125
Sale of stock consideration received | $			$ 53,055,300
One Eighty Ltd [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued		8,755,000
One Eighty Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	8,755,000
Share Transfer Agreement One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of share, par value | $ / shares						$ 1.00
No.of shares transferred						50,000
Share Transfer Agreement Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of share, par value | $ / shares						$ 1.00
No.of shares transferred						50,000
Starbox Berhad [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest owned, percentage									100.00%		100.00%